Mezzanine Equity - Summary of Class A Shares of Common Stock Issuable Upon Conversion (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Apr. 25, 2022	Dec. 31, 2021
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Adjustment to maximum redemption value		$ 202,688,810
Redeemable Series A Preferred Stock
Temporary Equity [Line Items]
Issued as of the closing date (in shares)	315,789.473684
Issued as of the Closing Date	$ 332,658,947
Adjustment to maximum redemption value	$ 10,080,022
Temporary equity carrying amount (in shares)	315,789.473684
Temporary equity carrying amount	$ 342,738,969	$ 0
Adjustment to maximum redemption value (in shares)	0
Redeemable Series A Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Temporary equity carrying amount				$ 146,668,028
Redeemable Legacy Bridger Series C Preferred Shares
Temporary Equity [Line Items]
Issuance of Legacy Bridger Series C Preferred shares (in shares)		315,789.473684
Issuance of Legacy Bridger Series C Preferred Shares		$ 288,332,735
Adjustment to maximum redemption value		$ 202,688,810
Temporary equity carrying amount (in shares)		315,789.473684	315,789.473684
Temporary equity carrying amount	$ 0	$ 489,021,545
Adjustment to maximum redemption value (in shares)		0
Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary Equity [Line Items]
Issuance of Legacy Bridger Series C Preferred shares (in shares)		315,789.473684
Issuance of Legacy Bridger Series C Preferred Shares		$ 288,332,735
Adjustment to maximum redemption value		$ 202,688,810
Temporary equity carrying amount (in shares)		315,789.473684	315,789.473684
Temporary equity carrying amount		$ 489,021,545